INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
Inventory

Inventories consist of the following:

	As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Raw materials	187,392	276,542	45,682
Work-in-progress	26,800	68,851	11,373
Finished goods	624,535	406,898	67,215

	838,727	752,291	124,270